Accumulated Other Comprehensive Income - Rollforward of AOCI (Detail) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Abstract]
Balance, beginning of period			$ 0	$ 5,608,261	$ 6,058,959	$ 6,058,959	$ 6,127,347	$ 6,296,856
Other comprehensive income before reclassifications				3,932		1,521
Amounts reclassified from accumulated other comprehensive income				(6,924)		358
Net current period other comprehensive loss	$ 1,754	$ 0	1,879	(2,992)	0	1,879	0	0
Accumulated other comprehensive loss attributable to noncontrolling interest						(1,434)
Balance, end of period	5,840,347		5,608,261	5,840,347		5,608,261	6,058,959	6,127,347
Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Abstract]
Beginning balance excluding non-controlling interest				1,879
Balance, beginning of period			0	445	0	0	0	0
Net current period other comprehensive loss			445
Ending balance excluding non-controlling interest	(1,113)		1,879	(1,113)		1,879
Accumulated other comprehensive loss attributable to noncontrolling interest				805
Balance, end of period	(308)		445	(308)		445	0	$ 0
Changes in Fair Value of Effective Cash Flow Hedge
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Abstract]
Beginning balance excluding non-controlling interest				1,879
Balance, beginning of period				445	$ 0	0
Other comprehensive income before reclassifications				3,932		1,521
Amounts reclassified from accumulated other comprehensive income				(6,924)		358
Net current period other comprehensive loss				(2,992)		1,879
Ending balance excluding non-controlling interest	(1,113)		1,879	(1,113)		1,879
Accumulated other comprehensive loss attributable to noncontrolling interest				805		(1,434)
Balance, end of period	$ (308)		$ 445	$ (308)		$ 445	$ 0